Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Advisor Class Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Advisor Class Shares
Trading Symbol	USPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Union Street Partners Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also contact us at 1-800-673-0550.
Additional Information Phone Number	1-800-673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.15%¹

¹	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 73,973,836
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 248,399
Investment Company, Portfolio Turnover	7.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$73,973,836
Number of Holdings	25
Total Advisory Fee Paid	$248,399
Portfolio Turnover Rate	7.05%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Microsoft Corp.	9.96%
Meta Platforms, Inc.	9.23%
Apple, Inc.	8.78%
JPMorgan Chase & Co.	8.29%
Dollar Tree, Inc.	4.45%
FedEx Corp.	3.99%
Exxon Mobil Corp.	3.97%
Goldman Sachs Group, Inc.	3.91%
Diageo plc	3.83%
Simon Property Group, Inc.	3.79%

Class A Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class A Shares
Trading Symbol	USPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Union Street Partners Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also contact us at 1-800-673-0550.
Additional Information Phone Number	1-800-673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.40%¹

¹	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[2]
Net Assets	$ 73,973,836
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 248,399
Investment Company, Portfolio Turnover	7.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$73,973,836
Number of Holdings	25
Total Advisory Fee Paid	$248,399
Portfolio Turnover Rate	7.05%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Microsoft Corp.	9.96%
Meta Platforms, Inc.	9.23%
Apple, Inc.	8.78%
JPMorgan Chase & Co.	8.29%
Dollar Tree, Inc.	4.45%
FedEx Corp.	3.99%
Exxon Mobil Corp.	3.97%
Goldman Sachs Group, Inc.	3.91%
Diageo plc	3.83%
Simon Property Group, Inc.	3.79%

Class C Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class C Shares
Trading Symbol	USPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Union Street Partners Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also contact us at 1-800-673-0550.
Additional Information Phone Number	1-800-673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.15%¹

¹	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.15%	[3]
Net Assets	$ 73,973,836
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 248,399
Investment Company, Portfolio Turnover	7.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$73,973,836
Number of Holdings	25
Total Advisory Fee Paid	$248,399
Portfolio Turnover Rate	7.05%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Microsoft Corp.	9.96%
Meta Platforms, Inc.	9.23%
Apple, Inc.	8.78%
JPMorgan Chase & Co.	8.29%
Dollar Tree, Inc.	4.45%
FedEx Corp.	3.99%
Exxon Mobil Corp.	3.97%
Goldman Sachs Group, Inc.	3.91%
Diageo plc	3.83%
Simon Property Group, Inc.	3.79%

[1]	Annualized
[2]	Annualized
[3]	Annualized